EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Equity Incentive Plan Details Narrative
Stock compensation expense	$ 107,321	$ 0	$ 227,470	$ 51,380
Unrecognized stock compensation expense	$ 527,347		$ 527,347
Unrecognized stock compensation expense, recognition period			2 years 6 months 29 days